Acquisitions (Proforma Information) (Schedule and Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Change in valuation allowances										$ 373.4
Revenue	$ 4,615.2	$ 4,497.2	$ 4,602.2	$ 4,533.7	$ 4,468.0	$ 4,276.5	$ 3,057.8	$ 2,671.9		18,248.3	$ 14,474.2	$ 9,930.8
Net loss	$ 523.4	$ (157.1)	$ 249.9	$ 78.8	$ 121.2	$ 830.1	$ 11.6	$ 1.0		695.0	963.9	(322.8)
Ziggo Acquisition and Virgin Media Acquisition [Member]
Revenue:
Revenue										20,122.3	19,709.8
Net earnings (loss) attributable to Liberty Global shareholders										$ (1,223.0)	$ (1,200.2)
Basic and diluted earnings (loss) attributable to Liberty Global shareholders per share										$ (1.35)	$ (1.30)
Ziggo Acquisition [Member]
Revenue:
Revenue										$ 272.0
Net loss										98.7
Virgin Media Acquisition and Puerto Rico Transaction [Member]
Revenue:
Revenue											$ 17,647.7	17,138.7
Net earnings (loss) attributable to Liberty Global shareholders											$ (1,300.4)	$ 3,701.5
Basic earnings (loss) attributable to Liberty Global shareholders per share											$ (1.63)	$ 4.48
Diluted earnings (loss) attributable to Liberty Global shareholders per share											$ (1.63)	$ 4.39
Change in valuation allowances									$ 4,144.9
Virgin Media Acquisition [Member]
Revenue:
Revenue											$ 3,653.7
Net loss											987.8
Continuing operations [Member] | Ziggo Acquisition and Virgin Media Acquisition [Member]
Revenue:
Revenue										20,095.7	19,301.2
Continuing operations [Member] | Virgin Media Acquisition and Puerto Rico Transaction [Member]
Revenue:
Revenue											17,239.1	$ 16,465.0
Discontinued operations [Member] | Chellomedia and Austar [Member]
Revenue:
Discontinued operations										$ 26.6	408.6	673.7
Discontinued operations [Member] | Virgin Media Acquisition and Puerto Rico Transaction [Member]
Revenue:
Revenue											$ 408.6	$ 673.7